Finance costs (Tables)	12 Months Ended
Sep. 30, 2024
Finance costs
Summary of finance costs

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2024	2023	2022
	$'000	$'000	$'000
Interest payable on lease liabilities	223	284	221